CONSOLIDATED STATEMENT OF INCOME - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENT OF INCOME
Revenues	$ 57,079,339	$ 57,521,079	$ 73,896,832
Cost Of Sales	(29,562,588)	(25,381,445)	(38,954,605)
Gross Income	27,516,751	32,139,634	34,942,227
Administrative And Selling Expenses	(4,151,623)	(4,486,896)	(5,411,458)
Other Operating Income	10,919,061	21,280,499	37,714,518
Other Operating Expenses	(807,635)	(689,930)	(556,380)
Impairment Of Property, Plant And Equipment And Intangible Assets	(7,765,017)	6,062,276	9,050,812
Operating Income	25,711,537	42,181,031	57,638,095
(loss) Gain On Net Monetary Position	(1,653,978)	1,749,785	(4,997,078)
Finance Income	1,942,647	7,788,279	7,399,195
Finance Expenses	17,815,205	33,655,663	32,724,460
Share Of The Profit Of Associates	(564,502)	164,149	2,287,745
Income Before Income Tax	7,620,499	18,227,581	29,603,497
Income Tax For The Year	(8,268,362)	(7,725,155)	(11,806,062)
Net (loss) Income For The Year	(647,863)	10,502,426	17,797,435
Attributable To:
- Equity Holders Of The Parent	(742,076)	10,402,779	18,101,481
- Non-controlling Interests	94,213	99,647	(304,046)
Net Income For The Year	$ (647,863)	$ 10,502,426	$ 17,797,435
Basic And Diluted Earnings Per Share (ars)	$ (0.49)	$ 6.91	$ 12.03